Restatement of Previously Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Impact of the Restatement	The impact of the restatement on the balance sheets, statements of operations and statements of cash flows for the Affected Periods is presented below. The restatement had no impact on net cash flows from operating, investing or financing activities.

		As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$415,400,119	$—	$415,400,119
Liabilities and shareholders’ equity
Total current liabilities	$143,016	$—	$143,016
Deferred legal fees	—	—	—
Deferred underwriting commissions	14,490,000	—	14,490,000
Derivative warrant liabilities	—	53,801,110	53,801,110
Total liabilities	14,633,016	$53,801,110	68,434,126
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	395,767,100	(53,801,110)	341,965,990
Shareholders’ equity
Preference shares - $0.0001 par value	—	—	—
Class A ordinary shares - $0.0001 par value	182	538	720
Class B ordinary shares - $0.0001 par value	1,035	—	1,035
Additional paid-in-capital	5,139,066	29,488,822	34,627,888
Accumulated deficit	(140,280)	(29,489,360)	(29,629,640)
Total shareholders’ equity	5,000,003	—	5,000,003
Total liabilities and shareholders’ equity	$415,400,119	$—	$415,400,119

	Period From February 11, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Operations
Loss from operations	$(349,873)	$—	$(349,873)
Other (expense) income
Change in fair value of derivative warrant liabilities	—	(28,525,220)	(28,525,220)
Financing costs allocated to derivative warrant liabilities	—	(964,140)	(964,140)
Interest earned on investments held in Trust Account	209,593	—	209,593
Total other (expense) income	209,593	(29,489,360)	(29,279,767)
Net loss	$(140,280)	$(29,489,360)	$(29,629,640)

Basic and Diluted weighted-average Class A ordinary shares outstanding	41,400,000	—	$41,400,000
Basic and Diluted net loss per Class A shares	$0.01	—	$0.01
Basic and Diluted weighted-average Class B ordinary shares outstanding	10,350,000	—	10,350,000
Basic and Diluted net loss per Class B share	$(0.03)	$(2.85)	$(2.88)

	Period From February 11, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Cash Flows
Net Loss	(140,280)	(29,489,360)	(29,629,640)
Change in fair value of derivative warrant liabilities	—	28,525,220	28,525,220
Financing costs allocated to derivative warrant liabilities	—	964,140	964,140
Net cash used in operating activities	(592,406)	—	(592,406)
Net cash used in investing activities	(414,000,000)	—	(414,000,000)
Net cash provided by financing activities	415,454,160	—	415,454,160
Net change in cash	$861,754	$—	$861,754

		As of September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Balance Sheet
Total assets	$415,422,378	$—	$415,422,378
Liabilities and shareholders’ equity
Total current liabilities	$115,692	$—	$115,692
Deferred underwriting commissions	14,490,000	—	14,490,000
Derivative warrant liabilities	—	46,451,340	46,451,340
Total liabilities	14,605,692	$46,451,340	61,057,032
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	395,816,680	(46,451,340)	349,365,340
Shareholders’ equity
Preference shares - $0.0001 par value	—	—	—
Class A ordinary shares - $0.0001 par value	182	503	685
Class B ordinary shares - $0.0001 par value	1,035	—	1,035
Additional paid-in-capital	5,089,486	22,139,097	27,228,583
Accumulated deficit	(90,697)	(22,139,590)	(22,230,287)
Total shareholders’ equity	5,000,006	—	5,000,006
Total liabilities and shareholders’ equity	$415,422,378	$—	$415,422,378

	Three Months Ended September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Statement of Operations
Loss from operations	$(134,386)	$—	$(134,386)
Other (expense) income
Change in fair value of derivative warrant liabilities	—	(21,175,450)	(21,175,460)
Financing costs	—	(964,140)	(964,140)
Interest earned on investments held in Trust Account	89,468	—	89,468
Total other (expense) income	89,468	(22,139,590)	(22,050,122)
Net loss	$(44,918)	$(22,139,590)	$(22,184,508)

Basic and Diluted weighted-average Class A ordinary shares outstanding	41,400,000	—	$41,400,000
Basic and Diluted net loss per Class A share	$—	—	$—
Basic and Diluted weighted-average Class B ordinary shares outstanding	10,350,000	—	10,350,000
Basic and Diluted net loss per Class B share	$(0.01)	$(2.14)	$(2.15)

	Period From February 11, 2020 (Inception) Through September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Statement of Operations
Loss from operations	$(180,165)	$—	$(180,165)
Other (expense) income
Change in fair value of warrant liabilities	—	(21,175,450)	(21,175,450)
Financing costs	—	(964,140)	(964,140)
Interest earned on investments held in Trust Account	89,468	—	89,468
Total other (expense) income	89,468	(22,139,590)	(22,050,122)
Net loss	$(90,697)	$(22,139,590)	$(22,230,287)

Basic and Diluted weighted-average Class A ordinary shares outstanding	41,400,000	—	$41,400,000
Basic and Diluted net loss per Class A share	$—	—	$—
Basic and Diluted weighted-average Class B ordinary shares outstanding	10,350,000	—	10,350,000
Basic and Diluted net loss per Class B share	$(0.02)	$(2.14)	$(2.16)

	Period From February 11, 2020 (Inception) Through September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Statement of Cash Flows
Net Loss	(90,697)	(22,139,590)	(22,230,287)
Change in fair value of derivative warrant liabilities	—	21,175,450	21,175,450
Financing costs allocated to derivative warrant liabilities	—	964,140	964,140
Net cash used in operating activities	(501,937)	—	(501,937)
Net cash used in investing activities	(414,000,000)	—	(414,000,000)
Net cash provided by financing activities	415,454,160	—	415,454,160
Net change in cash	$952,223	$—	$952,223